RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Nov. 30, 2015	Feb. 28, 2015	Feb. 28, 2014
Related Party Transactions Details Narrative
Loan payable - related party	$ 215,070	$ 153,528	$ 93,607